Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 280	$ 186	$ 399	$ 359
Other comprehensive income (loss) ("OCI"):
Change in net unrealized gain on fixed maturities	(10)	(275)	565	890
Change in net gain on cash flow hedging instruments	0	1	(1)	0
Change in foreign currency translation adjustments	0	0	0	(2)
OCI, net of tax	(10)	(274)	564	888
Comprehensive income (loss)	$ 270	$ (88)	$ 963	$ 1,247